UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,003,692,648
# of Portfolio Holdings (including derivatives)	854
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Emerging Markets Local Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EMLI Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 4.8%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 7,549,660
			$ 7,549,660
Colombia — 0.4%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,050,431	$ 3,684,354
			$ 3,684,354
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	2,076,500	$ 3,793,861
			$ 3,793,861
Paraguay — 0.1%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	7,212,000	$ 980,615
			$ 980,615
Peru — 0.7%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	17,021	$ 4,660,814
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	2,339,317
			$ 7,000,131
Supranational — 0.3%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	2,100	$ 2,068,567
17.35%, 3/1/27(1)	USD	1,209	1,172,204
			$ 3,240,771
Uzbekistan — 1.8%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	25,170,000	$ 2,009,552
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(1)	UZS	47,340,000	3,664,041
21.00%, 7/24/27(1)	UZS	155,110,000	12,245,375
			$ 17,918,968
Venezuela — 0.4%
Petroleos de Venezuela SA:
5.375%, 4/12/27(1)(3)	USD	5,138	$ 608,888
5.50%, 4/12/37(1)(3)	USD	1,922	227,781
6.00%, 5/16/24(1)(3)	USD	6,423	761,077
6.00%, 11/15/26(1)(3)	USD	17,118	2,028,457
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
9.00%, 11/17/21(1)(3)	USD	1,563	$ 203,190
9.75%, 5/17/35(1)(3)	USD	2,179	283,296
12.75%, 2/17/22(1)(3)	USD	875	120,285
			$ 4,232,974
Total Foreign Corporate Bonds (identified cost $58,559,148)			$ 48,401,334

Loan Participation Notes — 1.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	79,702,295	$ 6,177,345
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	84,113,385	6,471,455
Total Loan Participation Notes (identified cost $14,008,111)			$ 12,648,800

Sovereign Government Bonds — 61.8%
Security	Principal Amount (000's omitted)		Value
Albania — 2.4%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 188,632
3.90%, 1/22/30	ALL	79,200	939,451
4.05%, 2/7/32	ALL	106,400	1,256,659
4.30%, 7/10/27	ALL	383,300	4,528,367
4.70%, 2/23/27	ALL	91,000	1,075,495
4.95%, 7/22/29	ALL	699,000	8,614,544
5.25%, 1/26/29	ALL	567,800	7,038,335
5.59%, 2/19/40	ALL	40,900	488,849
6.13%, 7/25/34	ALL	38,700	492,103
			$ 24,622,435
Angola — 0.4%
Angola Government International Bonds:
8.75%, 4/14/32(1)	USD	267	$ 206,720

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Angola (continued)
Angola Government International Bonds: (continued)
9.125%, 11/26/49(1)	USD	2,900	$ 2,017,820
9.375%, 5/8/48(1)	USD	1,917	1,353,656
			$ 3,578,196
Argentina — 0.3%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	623,338	$ 674,992
0.00%, 12/15/27	ARS	498,669	676,037
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	623,340	533,847
2.60%, 2/13/26	ARS	1,090,847	1,040,684
			$ 2,925,560
Armenia — 1.6%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 549,654
9.60%, 10/29/33	AMD	4,272,858	10,931,127
9.75%, 10/29/50	AMD	792,413	2,031,911
9.75%, 10/29/52	AMD	862,400	2,204,787
			$ 15,717,479
Bahamas — 0.5%
Bahamas Government International Bonds:
6.625%, 5/15/33(1)	USD	1,987	$ 1,748,935
8.95%, 10/15/32(1)	USD	3,415	3,451,418
			$ 5,200,353
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(1)	USD	2,590	$ 2,464,747
			$ 2,464,747
Benin — 0.7%
Benin Government International Bonds:
4.95%, 1/22/35(1)	EUR	109	$ 99,872
6.875%, 1/19/52(1)	EUR	2,601	2,316,720
7.96%, 2/13/38(1)	USD	4,200	3,785,492
8.375%, 1/23/41(1)	USD	400	366,380
			$ 6,568,464
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 642,810
Security	Principal Amount (000's omitted)		Value
Bosnia and Herzegovina (continued)
Republic of Srpska Treasury Bonds: (continued)
1.50%, 6/9/25	BAM	53	$ 30,829
1.50%, 12/24/25	BAM	58	33,447
1.50%, 9/25/26	BAM	72	41,493
1.50%, 9/26/27	BAM	33	18,526
			$ 767,105
Brazil — 0.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 3,741,840
			$ 3,741,840
Cameroon — 0.2%
Republic of Cameroon Government International Bonds, 5.95%, 7/7/32(1)	EUR	1,952	$ 1,620,724
			$ 1,620,724
Colombia — 0.5%
Colombia TES, 11.50%, 7/25/46	COP	24,969,700	$ 5,327,850
			$ 5,327,850
Czech Republic — 0.3%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	56,140	$ 2,658,512
			$ 2,658,512
Dominican Republic — 2.8%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	134,580	$ 2,152,206
8.00%, 2/12/27(1)	DOP	568,540	9,045,637
11.25%, 9/15/35(2)	DOP	112,750	1,997,521
12.00%, 8/8/25(2)	DOP	410,810	6,976,505
12.75%, 9/23/29(2)	DOP	43,300	813,483
13.00%, 6/10/34(1)	DOP	35,400	714,185
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	590,552
13.00%, 12/5/25(2)	DOP	265,780	4,527,877
13.00%, 1/30/26(2)	DOP	105,090	1,797,635
			$ 28,615,601
Egypt — 2.2%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	1,122,526	$ 22,596,453
			$ 22,596,453

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ethiopia — 1.2%
Ethiopia Government International Bonds:
6.625%, 12/11/24(1)(3)	USD	13,254	$ 11,199,630
6.625%, 12/11/24(2)(3)	USD	781	657,969
			$ 11,857,599
Ghana — 0.3%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	5,899	$ 331,939
13.00%, 8/28/28	GHS	5,899	301,370
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	7,546	447,095
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	5,930	317,984
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	3,202	158,400
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	5,111	238,258
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	6,598	290,004
9.10% (5.00% cash and 4.10% PIK), 2/10/32	GHS	8,647	363,678
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	9,938	403,083
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	2,529	96,635
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	7,448	280,431
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	1,779	66,365
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	4,447	165,066
			$ 3,460,308
Guatemala — 0.1%
Guatemala Government International Bonds, 6.60%, 6/13/36(1)	USD	822	$ 823,451
			$ 823,451
Honduras — 0.5%
Honduras Government International Bonds, 8.625%, 11/27/34(1)	USD	5,205	$ 5,167,264
			$ 5,167,264
Hungary — 0.3%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,227,010	$ 2,140,081
4.00%, 4/28/51	HUF	524,540	935,230
			$ 3,075,311
Indonesia — 8.0%
Indonesia Treasury Bonds:
6.50%, 7/15/30	IDR	170,936,000	$ 10,264,552
6.75%, 7/15/35	IDR	224,170,000	13,404,961
6.875%, 7/15/54	IDR	21,000,000	1,234,269
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Treasury Bonds: (continued)
7.125%, 6/15/38	IDR	163,285,000	$ 9,934,417
7.125%, 6/15/42	IDR	78,761,000	4,767,413
7.125%, 6/15/43	IDR	216,845,000	13,144,073
7.375%, 5/15/48	IDR	16,622,000	1,026,328
7.50%, 5/15/38	IDR	199,443,000	12,440,317
7.50%, 4/15/40	IDR	39,256,000	2,449,763
8.25%, 5/15/36	IDR	164,817,000	10,876,830
9.50%, 5/15/41	IDR	5,702,000	422,048
			$ 79,964,971
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(1)	EUR	2,184	$ 1,858,655
			$ 1,858,655
Jordan — 0.2%
Jordan Government International Bonds:
5.85%, 7/7/30(1)	USD	1,489	$ 1,376,223
7.375%, 10/10/47(1)	USD	923	776,139
			$ 2,152,362
Kazakhstan — 0.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	652,905	$ 990,766
5.50%, 9/20/28	KZT	34,685	51,748
10.55%, 7/28/29	KZT	1,782,069	3,027,448
14.00%, 5/12/31	KZT	76,306	143,907
14.00%, 5/19/32	KZT	52,027	97,698
			$ 4,311,567
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(1)(3)	USD	1,176	$ 202,860
6.00%, 1/27/23(1)(3)	USD	1,461	252,698
6.10%, 10/4/22(1)(3)	USD	6,777	1,165,559
6.15%, 6/19/20(1)(3)	USD	1,366	234,781
6.20%, 2/26/25(1)(3)	USD	194	33,550
6.25%, 5/27/22(1)(3)	USD	286	49,179
6.25%, 11/4/24(1)(3)	USD	232	40,142
6.25%, 6/12/25(1)(3)	USD	553	95,865
6.375%, 3/9/20(1)(3)	USD	2,062	354,986
6.40%, 5/26/23(1)(3)	USD	6,169	1,067,237
6.65%, 4/22/24(1)(3)	USD	75	12,944

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.75%, 11/29/27(1)(3)	USD	157	$ 27,057
6.85%, 3/23/27(1)(3)	USD	155	26,694
6.85%, 5/25/29(1)(3)	USD	144	24,825
7.00%, 3/20/28(1)(3)	USD	224	38,899
7.00%, 3/23/32(1)(3)	USD	125	21,559
7.25%, 3/23/37(1)(3)	USD	517	89,768
8.25%, 4/12/21(1)(3)	USD	5,077	873,117
			$ 4,611,720
Malaysia — 0.4%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,014,502
			$ 4,014,502
Mexico — 5.7%
Mexican Bonos:
7.75%, 11/13/42	MXN	284,000	$ 11,920,547
8.00%, 7/31/53	MXN	71,353	2,981,347
8.50%, 11/18/38	MXN	622,879	28,971,117
8.50%, 11/18/38	MXN	298,029	13,861,840
			$ 57,734,851
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(2)	USD	200	$ 192,932
6.625%, 2/25/30(1)	USD	2,000	1,929,323
			$ 2,122,255
Montenegro — 1.1%
Montenegro Government International Bonds:
2.875%, 12/16/27(1)	EUR	780	$ 861,925
4.875%, 4/1/32(1)	EUR	5,762	6,344,162
7.25%, 3/12/31(1)	USD	2,882	2,910,352
7.25%, 3/12/31(2)	USD	458	462,471
			$ 10,578,910
Paraguay — 1.3%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	75,905,000	$ 9,321,751
7.90%, 2/9/31(1)	PYG	16,326,000	2,004,965
8.50%, 3/4/35(2)	PYG	11,212,000	1,383,911
			$ 12,710,627
Security	Principal Amount (000's omitted)		Value
Peru — 4.1%
Peru Government Bonds:
5.40%, 8/12/34	PEN	64,131	$ 16,134,780
6.85%, 2/12/42	PEN	8,424	2,245,273
6.90%, 8/12/37	PEN	40,533	10,943,618
7.30%, 8/12/33(1)(2)	PEN	3,218	940,105
7.60%, 8/12/39(1)(2)	PEN	38,401	10,910,910
			$ 41,174,686
Poland — 2.6%
Republic of Poland Government Bonds, 2.00%, 8/25/36(6)	PLN	111,215	$ 26,591,048
			$ 26,591,048
Romania — 5.1%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 14,422,235
3.25%, 6/24/26	RON	57,650	12,632,987
4.15%, 1/26/28	RON	21,190	4,495,455
4.25%, 4/28/36	RON	44,150	7,779,704
4.85%, 4/22/26	RON	32,030	7,161,442
5.80%, 7/26/27	RON	16,020	3,561,418
8.75%, 10/30/28	RON	6,025	1,428,556
			$ 51,481,797
Serbia — 3.1%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,158,970	$ 10,957,779
7.00%, 10/26/31	RSD	1,863,490	20,267,075
			$ 31,224,854
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00% to 1/1/26, 1/1/26(1)	USD	197	$ 198,369
			$ 198,369
South Africa — 6.8%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	79,198	$ 4,127,736
8.25%, 3/31/32	ZAR	181,004	9,033,502
8.50%, 1/31/37	ZAR	159,135	7,095,005
8.75%, 1/31/44	ZAR	295,407	12,325,917
8.75%, 2/28/48	ZAR	15,294	627,304
8.875%, 2/28/35	ZAR	469,032	22,623,785

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Africa (continued)
Republic of South Africa Government Bonds: (continued)
9.00%, 1/31/40	ZAR	283,080	$ 12,469,350
			$ 68,302,599
Sri Lanka — 1.2%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 325,502
10.25%, 9/15/34	LKR	913,000	2,807,279
11.00%, 10/15/28	LKR	1,420,000	4,872,496
11.00%, 10/15/30	LKR	531,000	1,799,552
11.50%, 12/15/32	LKR	591,000	2,014,126
			$ 11,818,955
Suriname — 0.8%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	426	$ 393,352
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	3,506	3,237,537
9.00%, Oil-Linked, 12/31/50(2)	USD	2,093	2,215,440
9.00%, Oil-Linked, 12/31/50(1)	USD	2,534	2,682,239
			$ 8,528,568
Thailand — 1.5%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 13,073,765
3.35%, 6/17/33	THB	60,000	1,998,666
			$ 15,072,431
Tunisia — 0.5%
Tunisian Republic:
4.30%, 8/2/30	JPY	10,000	$ 57,313
6.375%, 7/15/26(1)	EUR	4,703	5,170,892
			$ 5,228,205
Turkey — 0.9%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,411,530
17.80%, 7/13/33	TRY	10,000	156,021
26.20%, 10/5/33	TRY	200,000	4,326,761
27.70%, 9/27/34	TRY	20,000	444,746
30.00%, 9/12/29	TRY	20,000	444,931
31.08%, 11/8/28	TRY	10,000	229,348
			$ 9,013,337
Security	Principal Amount (000's omitted)		Value
Ukraine — 1.1%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(1)(7)	USD	15,067	$ 10,763,774
			$ 10,763,774
Uruguay — 0.1%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	13,849	$ 329,184
3.875%, 7/2/40(6)	UYU	8,910	223,911
			$ 553,095
Uzbekistan — 0.6%
National Bank of Uzbekistan, 19.875%, 7/5/27(1)	UZS	50,140,000	$ 3,921,026
Republic of Uzbekistan Bonds, 15.50%, 2/25/28(1)	UZS	24,000,000	1,872,166
			$ 5,793,192
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(1)(3)	USD	638	$ 82,875
7.00%, 3/31/38(1)(3)	USD	1,314	203,592
7.65%, 4/21/25(1)(3)	USD	1,959	288,952
7.75%, 10/13/19(1)(3)	USD	1,419	201,335
8.25%, 10/13/24(1)(3)	USD	3,808	561,606
9.00%, 5/7/23(1)(3)	USD	1,000	148,810
9.25%, 9/15/27(3)	USD	5,238	929,745
9.25%, 5/7/28(1)(3)	USD	4,306	710,523
9.375%, 1/13/34(3)	USD	349	74,163
11.75%, 10/21/26(1)(3)	USD	904	167,221
11.95%, 8/5/31(1)(3)	USD	669	112,041
12.75%, 8/23/22(1)(3)	USD	475	80,470
			$ 3,561,333
Total Sovereign Government Bonds (identified cost $643,308,060)			$620,155,915

Short-Term Investments — 25.6%
Affiliated Fund — 10.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	102,423,979	$102,423,979
Total Affiliated Fund (identified cost $102,423,979)		$102,423,979

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 3.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	49,300	$ 553,394
			$ 553,394
Brazil — 2.1%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/25	BRL	124,000	$ 21,370,649
			$ 21,370,649
Nigeria — 1.4%
Nigeria OMO Bills:
0.00%, 5/20/25	NGN	1,903,545	$ 1,174,006
0.00%, 5/27/25	NGN	8,752,153	5,365,853
0.00%, 6/10/25	NGN	673,840	408,441
0.00%, 6/17/25	NGN	1,803,986	1,087,420
0.00%, 8/19/25	NGN	2,341,994	1,347,210
0.00%, 9/30/25	NGN	2,595,153	1,455,336
0.00%, 10/7/25	NGN	6,267,755	3,501,197
			$ 14,339,463
Total Sovereign Government Securities (identified cost $35,210,027)			$ 36,263,506

U.S. Treasury Obligations — 11.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/1/25	$20,000	$ 20,000,000
0.00%, 5/15/25(9)	8,000	7,986,902
0.00%, 5/22/25(9)	14,000	13,965,391
0.00%, 5/29/25(9)	50,000	49,836,091
0.00%, 6/5/25(9)	6,500	6,473,300
0.00%, 6/12/25	20,000	19,901,373
Total U.S. Treasury Obligations (identified cost $118,163,900)		$118,163,057
Total Short-Term Investments (identified cost $255,797,906)		$256,850,542
Value
Total Purchased Options — 0.1% (identified cost $928,119)	$ 775,462
Total Investments — 93.5% (identified cost $972,601,344)	$ 938,832,053
Total Written Options — (0.0)%† (premiums received $558,393)	$ (312,347)
Other Assets, Less Liabilities — 6.5%	$ 65,172,942
Net Assets — 100.0%	$1,003,692,648
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $164,305,303 or 16.4% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $52,409,394 or 5.2% of the Portfolio's net assets.
(3)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	11,000,000	CNH	7.50	1/20/26	$ 66,858
Call USD vs. Put CNH	Goldman Sachs International	USD	11,000,000	CNH	7.50	2/4/26	71,720
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	7.50	1/19/26	72,624
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	7.45	1/22/26	42,546
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,430,000	CNH	7.50	2/4/26	9,324
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	249,314
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	133,451
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	129,625
Total							$775,462
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	11,000,000	CNH	7.80	1/20/26	$ (29,788)
Call USD vs. Put CNH	Goldman Sachs International	USD	11,000,000	CNH	7.80	2/4/26	(33,407)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	7.80	1/19/26	(32,268)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	7.80	1/22/26	(16,434)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,430,000	CNH	7.80	2/4/26	(4,343)
Put USD vs. Call CNH	Deutsche Bank AG	USD	11,000,000	CNH	6.80	1/20/26	(43,043)
Put USD vs. Call CNH	Goldman Sachs International	USD	11,000,000	CNH	6.85	2/4/26	(61,336)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	6.85	1/19/26	(59,832)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	6.80	1/22/26	(23,922)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	1,430,000	CNH	6.85	2/4/26	(7,974)
Total							$(312,347)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	68,219,720,000	USD	4,018,835	5/14/25	$ 92,890
IDR	50,881,300,000	USD	3,008,947	5/14/25	57,760
IDR	35,680,000,000	USD	2,097,836	5/14/25	52,661
IDR	35,679,000,000	USD	2,100,000	5/14/25	50,437
IDR	23,786,000,000	USD	1,399,176	5/14/25	34,448
IDR	22,707,500,000	USD	1,338,333	5/14/25	30,289
IDR	21,017,680,000	USD	1,238,155	5/14/25	28,618
IDR	9,907,320,000	USD	583,917	5/14/25	13,215
BRL	386,726,555	USD	66,470,704	6/3/25	1,171,453
BRL	24,320,000	USD	4,015,646	6/3/25	238,153

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	18,780,000	USD	3,153,266	6/3/25	$ 131,535
BRL	5,227,000	USD	908,412	6/3/25	5,841
USD	1,322,851	BRL	7,804,925	6/3/25	(42,305)
USD	1,278,013	BRL	7,600,000	6/3/25	(51,299)
USD	1,859,479	BRL	10,975,075	6/3/25	(60,166)
USD	7,408,044	BRL	43,100,000	6/3/25	(130,556)
USD	9,143,177	BRL	53,195,005	6/3/25	(161,136)
CLP	15,991,172,247	USD	16,744,906	6/18/25	137,934
CLP	6,764,640,000	USD	7,010,498	6/18/25	131,338
CLP	1,744,000,000	USD	1,827,671	6/18/25	13,574
CLP	56,360,000	USD	58,292	6/18/25	1,211
CLP	56,000,000	USD	57,932	6/18/25	1,191
CLP	56,000,000	USD	58,014	6/18/25	1,109
CLP	56,000,000	USD	58,040	6/18/25	1,082
CLP	56,000,000	USD	58,043	6/18/25	1,079
CLP	136,293,600	USD	145,579	6/18/25	(1,685)
COP	15,323,640,000	USD	3,431,739	6/18/25	171,872
COP	724,000,000	USD	172,741	6/18/25	(2,480)
COP	178,375,012,187	USD	42,321,109	6/18/25	(373,232)
EUR	197,380,453	USD	215,388,044	6/18/25	8,818,473
EUR	4,918,686	USD	5,301,802	6/18/25	285,384
EUR	2,987,739	USD	3,242,737	6/18/25	151,067
EUR	844,771	USD	916,871	6/18/25	42,714
IDR	78,196,000,000	USD	4,647,332	6/18/25	69,215
IDR	58,410,000,000	USD	3,475,751	6/18/25	47,364
IDR	58,502,000,000	USD	3,482,262	6/18/25	46,402
IDR	19,798,000,000	USD	1,167,294	6/18/25	26,862
IDR	29,055,000,000	USD	1,728,230	6/18/25	24,280
IDR	19,429,000,000	USD	1,155,456	6/18/25	16,442
IDR	10,000,000,000	USD	595,167	6/18/25	8,003
IDR	13,722,887,000	USD	826,356	6/18/25	1,367
IDR	6,861,404,000	USD	413,537	6/18/25	322
IDR	13,724,000,000	USD	827,644	6/18/25	146
IDR	3,462,000,000	USD	209,349	6/18/25	(531)
IDR	30,955,642,194	USD	1,868,399	6/18/25	(1,248)
IDR	22,305,000,000	USD	1,347,205	6/18/25	(1,835)
IDR	10,954,000,000	USD	662,971	6/18/25	(2,258)
IDR	30,840,620,124	USD	1,862,502	6/18/25	(2,289)
IDR	19,189,000,000	USD	1,160,157	6/18/25	(2,735)
IDR	27,881,000,000	USD	1,686,223	6/18/25	(4,525)
IDR	66,980,000,000	USD	4,057,255	6/18/25	(17,223)
IDR	1,139,216,528,006	USD	69,003,552	6/18/25	(289,446)
INR	4,816,100,000	USD	54,921,884	6/18/25	1,815,400
INR	1,017,663,537	USD	11,605,240	6/18/25	383,602

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,000,000,000	USD	11,399,909	6/18/25	$ 380,844
INR	639,000,000	USD	7,270,452	6/18/25	257,449
INR	679,797,363	USD	7,752,279	6/18/25	256,246
INR	393,000,000	USD	4,475,572	6/18/25	154,264
INR	383,000,000	USD	4,362,684	6/18/25	149,345
INR	363,000,000	USD	4,134,396	6/18/25	142,017
INR	598,000,000	USD	6,936,880	6/18/25	108,010
INR	210,000,000	USD	2,391,800	6/18/25	82,159
INR	253,000,000	USD	2,905,208	6/18/25	75,323
INR	254,000,000	USD	2,934,720	6/18/25	57,591
INR	194,000,000	USD	2,235,281	6/18/25	50,185
INR	197,000,000	USD	2,288,569	6/18/25	32,240
INR	116,000,000	USD	1,336,098	6/18/25	30,470
INR	230,000,000	USD	2,681,184	6/18/25	28,389
INR	157,000,000	USD	1,823,038	6/18/25	26,541
INR	158,000,000	USD	1,835,182	6/18/25	26,177
INR	158,000,000	USD	1,835,287	6/18/25	26,072
INR	118,000,000	USD	1,370,499	6/18/25	19,629
INR	118,000,000	USD	1,371,057	6/18/25	19,072
INR	81,000,000	USD	939,784	6/18/25	14,457
INR	42,000,000	USD	487,522	6/18/25	7,270
PEN	52,246,218	USD	14,219,173	6/18/25	11,498
PEN	460,882	USD	126,010	6/18/25	(476)
PEN	9,611,144	USD	2,627,072	6/18/25	(9,217)
PEN	10,393,291	USD	2,846,775	6/18/25	(15,881)
TWD	326,335,000	USD	9,968,384	6/18/25	293,430
TWD	164,000,000	USD	5,006,029	6/18/25	151,057
TWD	149,000,000	USD	4,552,955	6/18/25	132,446
TWD	99,000,000	USD	3,029,014	6/18/25	84,105
TWD	99,000,000	USD	3,034,297	6/18/25	78,822
TWD	99,000,000	USD	3,036,437	6/18/25	76,682
TWD	35,600,000	USD	1,089,221	6/18/25	30,244
USD	150,985	CLP	144,188,976	6/18/25	(1,244)
USD	4,337,810	COP	18,283,000,000	6/18/25	38,255
USD	3,635,674	COP	15,323,640,000	6/18/25	32,063
USD	2,656,624	COP	11,197,140,625	6/18/25	23,429
USD	1,894,545	COP	7,985,130,000	6/18/25	16,708
USD	306,848	COP	1,293,302,166	6/18/25	2,706
USD	5,602,164	COP	24,884,814,000	6/18/25	(249,917)
USD	544,768	EUR	499,222	6/18/25	(22,304)
USD	767,547	EUR	703,376	6/18/25	(31,425)
USD	815,079	EUR	746,934	6/18/25	(33,371)
USD	835,718	EUR	770,000	6/18/25	(38,933)
USD	1,400,415	EUR	1,299,219	6/18/25	(75,381)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,703,996	EUR	1,570,000	6/18/25	$ (79,383)
USD	2,122,523	EUR	1,945,069	6/18/25	(86,901)
USD	3,698,637	EUR	3,389,412	6/18/25	(151,431)
USD	5,035,232	EUR	4,614,259	6/18/25	(206,154)
USD	6,628,221	EUR	6,074,066	6/18/25	(271,374)
USD	6,163,721	EUR	5,679,027	6/18/25	(287,145)
USD	7,036,356	EUR	6,448,079	6/18/25	(288,084)
USD	8,293,370	EUR	7,600,000	6/18/25	(339,549)
USD	9,975,252	EUR	9,141,267	6/18/25	(408,409)
USD	22,321,764	EUR	20,455,545	6/18/25	(913,903)
USD	24,397,161	EUR	22,357,428	6/18/25	(998,875)
USD	21,557,800	EUR	20,000,000	6/18/25	(1,160,409)
USD	39,504,819	EUR	36,202,005	6/18/25	(1,617,416)
USD	53,314,712	EUR	48,857,318	6/18/25	(2,182,825)
USD	17,731,018	IDR	291,795,812,688	6/18/25	130,774
USD	7,259,377	IDR	119,032,000,000	6/18/25	79,725
USD	7,254,571	IDR	119,033,000,000	6/18/25	74,859
USD	15,002,119	IDR	247,678,000,000	6/18/25	62,929
USD	6,499,482	IDR	107,298,000,000	6/18/25	27,590
USD	3,423,175	IDR	56,334,500,000	6/18/25	25,247
USD	1,948,375	IDR	31,891,000,000	6/18/25	24,806
USD	2,006,147	IDR	32,900,000,000	6/18/25	21,718
USD	2,076,403	IDR	34,077,933,194	6/18/25	20,925
USD	5,939,322	IDR	98,177,000,000	6/18/25	17,582
USD	3,509,432	IDR	57,897,554,274	6/18/25	17,226
USD	1,928,541	IDR	31,737,620,124	6/18/25	14,224
USD	2,896,326	IDR	47,817,000,000	6/18/25	12,149
USD	1,861,996	IDR	30,695,000,000	6/18/25	10,566
USD	2,083,446	IDR	34,372,700,000	6/18/25	10,189
USD	1,860,285	IDR	30,704,000,000	6/18/25	8,312
USD	995,786	IDR	16,387,444,608	6/18/25	7,344
USD	1,631,724	IDR	26,939,000,000	6/18/25	6,845
USD	1,254,793	IDR	20,715,000,000	6/18/25	5,327
USD	1,898,882	IDR	31,417,000,000	6/18/25	3,903
USD	842,543	IDR	13,910,000,000	6/18/25	3,534
USD	1,146,582	IDR	18,953,000,000	6/18/25	3,394
USD	706,961	IDR	11,671,000,000	6/18/25	3,001
USD	646,038	IDR	10,679,000,000	6/18/25	1,912
USD	365,020	IDR	6,026,000,000	6/18/25	1,550
USD	333,575	IDR	5,514,000,000	6/18/25	987
USD	1,930,847	IDR	31,998,000,000	6/18/25	824
USD	1,933,374	IDR	32,094,000,000	6/18/25	(2,440)
USD	1,162,806	IDR	19,347,000,000	6/18/25	(4,147)
USD	2,417,143	IDR	40,214,000,000	6/18/25	(8,445)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	748,171	IDR	12,614,165,604	6/18/25	$ (12,677)
USD	701,350	IDR	11,857,732,165	6/18/25	(13,872)
USD	934,873	IDR	15,747,002,805	6/18/25	(14,939)
USD	1,074,011	IDR	18,154,000,000	6/18/25	(20,984)
USD	1,137,964	IDR	19,235,000,000	6/18/25	(22,234)
USD	2,636,196	IDR	44,711,470,112	6/18/25	(60,665)
USD	8,048,108	INR	693,000,000	6/18/25	(115,954)
USD	4,382,940	INR	384,340,000	6/18/25	(144,875)
USD	11,057,824	PEN	40,465,000	6/18/25	36,086
USD	4,434,344	PEN	16,186,000	6/18/25	25,649
USD	5,037,984	PEN	18,436,000	6/18/25	16,441
USD	6,625,733	PEN	24,280,000	6/18/25	12,419
USD	2,020,468	PEN	7,375,000	6/18/25	11,687
USD	2,082,582	PEN	7,621,000	6/18/25	6,796
USD	3,018,693	PEN	11,062,000	6/18/25	5,658
USD	835,035	PEN	3,048,000	6/18/25	4,830
USD	1,247,919	PEN	4,573,000	6/18/25	2,339
USD	1,762,816	PEN	6,475,000	6/18/25	(825)
USD	1,421,562	PEN	5,223,317	6/18/25	(1,149)
USD	3,439,005	PEN	12,636,108	6/18/25	(2,781)
USD	1,622,672	PEN	5,969,000	6/18/25	(3,146)
USD	7,548,122	PEN	27,734,444	6/18/25	(6,104)
USD	1,356,832	PEN	5,010,000	6/18/25	(7,777)
USD	19,617,460	BRL	124,000,000	7/1/25	(1,943,118)
					$4,738,187
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,327,279	KZT	1,760,130,626	Citibank, N.A.	5/2/25	$ —	$ (94,304)
KES	35,696,240	USD	243,660	Citibank, N.A.	5/5/25	32,119	—
KES	157,682,406	USD	1,095,017	Standard Chartered Bank	5/5/25	123,196	—
KES	157,682,406	USD	1,107,320	Standard Chartered Bank	5/5/25	110,892	—
KES	157,682,406	USD	1,219,980	Standard Chartered Bank	5/5/25	—	(1,767)
USD	1,373,676	EUR	1,206,178	Standard Chartered Bank	5/5/25	7,257	—
USD	1,219,980	KES	157,682,406	Standard Chartered Bank	5/5/25	1,767	—
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(121,175)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(121,175)
USD	1,082,984	KES	157,682,406	Standard Chartered Bank	5/5/25	—	(135,229)
KZT	132,336,161	USD	260,483	Deutsche Bank AG	5/6/25	—	(3,304)
KZT	248,194,043	USD	469,398	JPMorgan Chase Bank, N.A.	5/6/25	12,938	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	264,104,007	USD	6,905,638	Standard Chartered Bank	5/6/25	$ —	$ (53,027)
USD	6,435,140	TRY	246,113,912	Standard Chartered Bank	5/6/25	49,312	—
USD	448,855	TRY	17,990,095	Standard Chartered Bank	5/6/25	—	(17,928)
EUR	1,778,439	USD	1,929,964	Citibank, N.A.	5/9/25	85,229	—
EUR	415,652	USD	471,873	Standard Chartered Bank	5/9/25	—	(887)
EUR	1,206,178	USD	1,374,008	Standard Chartered Bank	5/9/25	—	(7,258)
EUR	792,361	USD	875,108	UBS AG	5/9/25	22,737	—
EUR	414,365	USD	470,796	UBS AG	5/9/25	—	(1,268)
USD	94,246	EUR	84,008	UBS AG	5/9/25	—	(945)
USD	359,199	EUR	327,290	UBS AG	5/9/25	—	(11,662)
KZT	309,026,789	USD	593,369	Bank of America, N.A.	5/12/25	6,159	—
TRY	171,116,856	USD	4,318,659	Standard Chartered Bank	5/12/25	89,753	—
TRY	155,689,543	USD	3,996,375	Standard Chartered Bank	5/12/25	14,589	—
USD	760,381	TRY	29,623,149	Standard Chartered Bank	5/12/25	—	(2,788)
USD	1,490,792	TRY	59,070,131	Standard Chartered Bank	5/12/25	—	(31,007)
USD	1,335,510	TRY	53,661,234	Standard Chartered Bank	5/12/25	—	(46,941)
USD	1,810,794	TRY	72,405,160	Standard Chartered Bank	5/12/25	—	(54,550)
IDR	35,655,900,000	USD	2,095,783	Standard Chartered Bank	5/14/25	53,262	—
KZT	157,462,889	USD	309,084	JPMorgan Chase Bank, N.A.	5/14/25	—	(3,772)
USD	7,558,433	INR	656,160,000	Standard Chartered Bank	5/15/25	—	(198,752)
KZT	838,941,987	USD	1,642,247	Bank of America, N.A.	5/19/25	—	(17,900)
KZT	404,086,073	USD	793,882	Goldman Sachs International	5/19/25	—	(11,497)
KZT	1,498,671,161	USD	2,944,344	Goldman Sachs International	5/19/25	—	(42,638)
RUB	34,620,978	USD	358,767	JPMorgan Chase Bank, N.A.	5/19/25	59,296	—
RUB	20,880,217	USD	215,260	JPMorgan Chase Bank, N.A.	5/19/25	36,877	—
USD	1,658,487	EGP	88,148,562	Goldman Sachs International	5/19/25	—	(64,242)
USD	1,715,496	KZT	881,764,914	Goldman Sachs International	5/19/25	8,235	—
USD	620,472	RUB	55,501,195	JPMorgan Chase Bank, N.A.	5/19/25	—	(49,728)
EUR	5,142,552	HUF	2,068,460,000	Barclays Bank PLC	5/20/25	41,468	—
EUR	8,068,337	HUF	3,278,173,432	Barclays Bank PLC	5/20/25	—	(27,001)
HUF	12,843,091,349	EUR	31,609,795	Barclays Bank PLC	5/20/25	105,785	—
KZT	1,437,487,000	USD	2,798,573	Bank of America, N.A.	5/21/25	—	(16,915)
KZT	1,292,483,593	USD	2,498,881	Citibank, N.A.	5/27/25	—	(2,552)
RUB	133,033,101	USD	1,464,921	JPMorgan Chase Bank, N.A.	5/27/25	132,548	—
RUB	33,876,289	USD	366,230	JPMorgan Chase Bank, N.A.	5/27/25	40,558	—
RUB	33,326,943	USD	366,230	JPMorgan Chase Bank, N.A.	5/27/25	33,962	—
USD	696,560	EGP	36,214,161	HSBC Bank USA, N.A.	5/27/25	—	(8,529)
USD	468,515	RUB	41,088,749	JPMorgan Chase Bank, N.A.	5/27/25	—	(24,881)
USD	937,030	RUB	81,521,577	JPMorgan Chase Bank, N.A.	5/27/25	—	(41,886)
USD	862,511	RUB	77,626,007	JPMorgan Chase Bank, N.A.	5/27/25	—	(69,626)
KZT	157,462,890	USD	307,875	JPMorgan Chase Bank, N.A.	5/28/25	—	(3,777)
RUB	13,433,322	USD	146,492	JPMorgan Chase Bank, N.A.	5/28/25	14,704	—
USD	149,342	RUB	13,433,322	JPMorgan Chase Bank, N.A.	5/28/25	—	(11,854)
KZT	1,082,238,000	USD	2,082,028	JPMorgan Chase Bank, N.A.	5/30/25	6,842	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,082,238,000	USD	2,083,230	JPMorgan Chase Bank, N.A.	5/30/25	$ 5,640	$ —
USD	2,287,468	KZT	1,176,101,573	Deutsche Bank AG	5/30/25	17,428	—
USD	914,987	KZT	472,590,849	Deutsche Bank AG	5/30/25	2,821	—
RUB	34,517,191	USD	366,230	JPMorgan Chase Bank, N.A.	6/3/25	46,241	—
USD	382,462	RUB	34,517,191	JPMorgan Chase Bank, N.A.	6/3/25	—	(30,009)
KZT	157,462,889	USD	307,155	JPMorgan Chase Bank, N.A.	6/5/25	—	(3,746)
UZS	2,488,714,000	USD	173,520	JPMorgan Chase Bank, N.A.	6/9/25	16,260	—
RUB	70,047,934	USD	765,551	ICBC Standard Bank plc	6/16/25	64,791	—
RUB	69,604,000	USD	765,552	ICBC Standard Bank plc	6/16/25	59,527	—
RUB	69,550,000	USD	765,548	ICBC Standard Bank plc	6/16/25	58,892	—
USD	790,312	RUB	69,231,359	ICBC Standard Bank plc	6/16/25	—	(30,350)
USD	783,905	RUB	69,532,374	ICBC Standard Bank plc	6/16/25	—	(40,326)
USD	787,019	RUB	70,438,201	ICBC Standard Bank plc	6/16/25	—	(47,949)
RUB	68,823,172	USD	765,553	ICBC Standard Bank plc	6/17/25	49,779	—
USD	785,653	RUB	68,823,172	ICBC Standard Bank plc	6/17/25	—	(29,679)
CNH	16,310,000	USD	2,259,760	Barclays Bank PLC	6/18/25	—	(8,798)
CNH	20,000,000	USD	2,768,511	Citibank, N.A.	6/18/25	—	(8,288)
CNH	326,233,816	USD	45,159,095	Citibank, N.A.	6/18/25	—	(135,189)
CNH	661,171,267	USD	91,522,995	Citibank, N.A.	6/18/25	—	(273,984)
CNH	7,200,000	USD	1,000,612	HSBC Bank USA, N.A.	6/18/25	—	(6,931)
CNH	31,290,000	USD	4,248,523	Standard Chartered Bank	6/18/25	69,846	—
CZK	1,363,550,597	EUR	54,379,429	Barclays Bank PLC	6/18/25	196,917	—
CZK	65,300,000	EUR	2,581,142	Barclays Bank PLC	6/18/25	35,637	—
CZK	29,500,000	EUR	1,178,015	Citibank, N.A.	6/18/25	2,519	—
EGP	376,303	USD	7,191	Citibank, N.A.	6/18/25	62	—
EGP	570,620,000	USD	10,300,000	Societe Generale	6/18/25	697,670	—
EUR	995,097	CZK	24,890,000	Barclays Bank PLC	6/18/25	—	(795)
EUR	3,727,983	CZK	93,478,254	Barclays Bank PLC	6/18/25	—	(13,500)
EUR	4,786,090	CZK	120,010,000	Barclays Bank PLC	6/18/25	—	(17,331)
EUR	2,952,066	CZK	74,300,000	Barclays Bank PLC	6/18/25	—	(23,309)
EUR	6,555,042	CZK	164,366,029	Barclays Bank PLC	6/18/25	—	(23,737)
EUR	3,793,039	PLN	16,000,000	Barclays Bank PLC	6/18/25	80,660	—
EUR	17,269,084	PLN	74,747,160	Barclays Bank PLC	6/18/25	—	(135,304)
EUR	19,915,072	PLN	86,200,000	Barclays Bank PLC	6/18/25	—	(156,035)
EUR	22,936,009	PLN	96,656,356	JPMorgan Chase Bank, N.A.	6/18/25	512,456	—
EUR	6,513,730	PLN	27,450,000	JPMorgan Chase Bank, N.A.	6/18/25	145,535	—
EUR	6,360,776	PLN	26,805,424	JPMorgan Chase Bank, N.A.	6/18/25	142,118	—
EUR	43,888,790	RON	220,425,964	Barclays Bank PLC	6/18/25	—	(207,718)
EUR	1,173,277	RON	5,880,000	Goldman Sachs International	6/18/25	—	(2,683)
EUR	1,344,918	RON	6,760,000	Goldman Sachs International	6/18/25	—	(7,573)
MXN	5,000,000	USD	244,780	Bank of America, N.A.	6/18/25	8,682	—
MXN	36,682,320	USD	1,777,686	Barclays Bank PLC	6/18/25	81,832	—
MXN	20,495,893	USD	992,785	Barclays Bank PLC	6/18/25	46,203	—
MXN	143,698,000	USD	7,027,141	Goldman Sachs International	6/18/25	257,268	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	20,495,893	USD	992,893	Goldman Sachs International	6/18/25	$ 46,095	$ —
MXN	20,495,893	USD	993,888	Goldman Sachs International	6/18/25	45,100	—
MXN	89,440,000	USD	4,276,530	JPMorgan Chase Bank, N.A.	6/18/25	257,406	—
MXN	1,956,512,672	USD	95,766,651	Standard Chartered Bank	6/18/25	3,413,835	—
MXN	147,000,000	USD	7,134,901	Standard Chartered Bank	6/18/25	316,894	—
MXN	74,000,000	USD	3,545,175	Standard Chartered Bank	6/18/25	206,069	—
MXN	46,216,002	USD	2,262,164	Standard Chartered Bank	6/18/25	80,640	—
MXN	16,077,346	USD	786,948	Standard Chartered Bank	6/18/25	28,053	—
MXN	60,132,500	USD	2,876,052	UBS AG	6/18/25	172,214	—
MYR	145,321,710	USD	32,882,679	Barclays Bank PLC	6/18/25	854,371	—
MYR	109,683,045	USD	24,818,538	Barclays Bank PLC	6/18/25	644,845	—
MYR	13,000,000	USD	2,950,187	Barclays Bank PLC	6/18/25	67,818	—
MYR	2,100,000	USD	475,221	Barclays Bank PLC	6/18/25	12,303	—
MYR	58,500,000	USD	13,223,327	Goldman Sachs International	6/18/25	357,695	—
MYR	44,000,000	USD	9,945,750	Goldman Sachs International	6/18/25	269,036	—
MYR	19,180,000	USD	4,276,477	Goldman Sachs International	6/18/25	176,241	—
MYR	3,400,000	USD	766,629	Goldman Sachs International	6/18/25	22,695	—
MYR	39,500,000	USD	8,967,490	State Street Bank and Trust Company	6/18/25	202,602	—
MYR	29,900,000	USD	6,788,049	State Street Bank and Trust Company	6/18/25	153,362	—
MYR	5,700,000	USD	1,291,638	State Street Bank and Trust Company	6/18/25	31,641	—
PLN	69,338,374	EUR	16,292,294	Barclays Bank PLC	6/18/25	—	(184,385)
PLN	14,640,000	EUR	3,392,943	Goldman Sachs International	6/18/25	14,443	—
PLN	9,250,000	EUR	2,196,225	Goldman Sachs International	6/18/25	—	(50,465)
PLN	24,600,764	EUR	5,845,925	Goldman Sachs International	6/18/25	—	(139,860)
PLN	6,500,000	EUR	1,542,413	JPMorgan Chase Bank, N.A.	6/18/25	—	(34,462)
PLN	16,122,277	EUR	3,825,725	JPMorgan Chase Bank, N.A.	6/18/25	—	(85,478)
PLN	335,032,110	EUR	79,501,233	JPMorgan Chase Bank, N.A.	6/18/25	—	(1,776,286)
RON	144,068,797	EUR	28,685,392	Barclays Bank PLC	6/18/25	135,763	—
RON	5,000,000	EUR	995,655	Goldman Sachs International	6/18/25	4,587	—
SGD	7,006,000	USD	5,229,537	Barclays Bank PLC	6/18/25	147,725	—
SGD	12,000,000	USD	9,020,908	BNP Paribas	6/18/25	189,361	—
SGD	16,512,989	USD	12,413,140	Standard Chartered Bank	6/18/25	260,950	—
SGD	6,050,000	USD	4,500,768	Standard Chartered Bank	6/18/25	142,743	—
SGD	1,780,000	USD	1,325,026	Standard Chartered Bank	6/18/25	41,164	—
THB	156,070,000	USD	4,520,073	HSBC Bank USA, N.A.	6/18/25	166,886	—
THB	1,905,000,000	USD	56,449,964	Standard Chartered Bank	6/18/25	759,349	—
THB	850,862,220	USD	25,223,438	Standard Chartered Bank	6/18/25	328,921	—
THB	328,000,000	USD	9,719,469	Standard Chartered Bank	6/18/25	130,744	—
THB	147,335,687	USD	4,367,702	Standard Chartered Bank	6/18/25	56,956	—
USD	25,317,412	CNH	182,895,515	Citibank, N.A.	6/18/25	75,790	—
USD	15,256,189	CNH	110,212,234	Citibank, N.A.	6/18/25	45,671	—
USD	4,166,493	CNH	30,000,000	Citibank, N.A.	6/18/25	26,158	—
USD	5,533,700	CNH	39,976,000	Citibank, N.A.	6/18/25	16,566	—
USD	4,294,356	CNH	31,000,000	Citibank, N.A.	6/18/25	16,010	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,499,896	CNH	18,000,000	Citibank, N.A.	6/18/25	$ 15,695	$ —
USD	4,782,603	CNH	34,550,000	Citibank, N.A.	6/18/25	14,317	—
USD	3,669,146	CNH	26,506,280	Citibank, N.A.	6/18/25	10,984	—
USD	2,493,497	CNH	18,000,000	Citibank, N.A.	6/18/25	9,296	—
USD	833,299	CNH	6,000,000	Citibank, N.A.	6/18/25	5,232	—
USD	833,299	CNH	6,000,000	Citibank, N.A.	6/18/25	5,232	—
USD	969,693	CNH	7,000,000	Citibank, N.A.	6/18/25	3,615	—
USD	555,532	CNH	4,000,000	Citibank, N.A.	6/18/25	3,488	—
USD	831,166	CNH	6,000,000	Citibank, N.A.	6/18/25	3,099	—
USD	554,110	CNH	4,000,000	Citibank, N.A.	6/18/25	2,066	—
USD	8,587,479	CNH	62,000,000	HSBC Bank USA, N.A.	6/18/25	30,787	—
USD	5,124,786	CNH	37,000,000	HSBC Bank USA, N.A.	6/18/25	18,373	—
USD	1,800,600	CNH	13,000,000	HSBC Bank USA, N.A.	6/18/25	6,455	—
USD	1,662,093	CNH	12,000,000	HSBC Bank USA, N.A.	6/18/25	5,959	—
USD	1,246,569	CNH	9,000,000	HSBC Bank USA, N.A.	6/18/25	4,469	—
USD	5,154,855	CNH	37,000,000	Standard Chartered Bank	6/18/25	48,442	—
USD	3,204,369	CNH	23,000,000	Standard Chartered Bank	6/18/25	30,113	—
USD	1,253,884	CNH	9,000,000	Standard Chartered Bank	6/18/25	11,783	—
USD	975,243	CNH	7,000,000	Standard Chartered Bank	6/18/25	9,165	—
USD	835,922	CNH	6,000,000	Standard Chartered Bank	6/18/25	7,855	—
USD	7,158,676	CNH	52,365,000	Standard Chartered Bank	6/18/25	—	(68,278)
USD	5,257,841	EGP	282,348,348	Standard Chartered Bank	6/18/25	—	(183,913)
USD	5,365,161	EGP	288,647,955	Standard Chartered Bank	6/18/25	—	(198,007)
USD	55,235	JPY	8,064,671	Goldman Sachs International	6/18/25	—	(1,468)
USD	1,346,171	MXN	27,469,822	Bank of America, N.A.	6/18/25	—	(46,343)
USD	1,581,054	MXN	32,242,428	Bank of America, N.A.	6/18/25	—	(53,395)
USD	1,992,795	MXN	41,000,000	Barclays Bank PLC	6/18/25	—	(85,596)
USD	1,731,336	MXN	35,000,000	Goldman Sachs International	6/18/25	—	(42,901)
USD	1,884,733	MXN	38,457,750	HSBC Bank USA, N.A.	6/18/25	—	(64,786)
USD	98,772	MXN	2,029,000	Standard Chartered Bank	6/18/25	—	(4,083)
USD	97,257	MXN	2,000,000	Standard Chartered Bank	6/18/25	—	(4,128)
USD	123,695	MXN	2,527,095	Standard Chartered Bank	6/18/25	—	(4,409)
USD	3,053,937	MXN	62,000,000	Standard Chartered Bank	6/18/25	—	(88,997)
USD	3,134,006	MXN	63,585,100	Standard Chartered Bank	6/18/25	—	(89,281)
USD	2,826,912	MXN	58,071,000	Standard Chartered Bank	6/18/25	—	(116,851)
USD	2,820,464	MXN	58,000,000	Standard Chartered Bank	6/18/25	—	(119,700)
USD	3,501,664	MXN	71,539,000	Standard Chartered Bank	6/18/25	—	(124,825)
USD	5,944,300	MXN	122,109,000	Standard Chartered Bank	6/18/25	—	(245,708)
USD	5,932,701	MXN	122,000,000	Standard Chartered Bank	6/18/25	—	(251,782)
USD	7,361,109	MXN	150,387,455	Standard Chartered Bank	6/18/25	—	(262,405)
USD	11,730,000	MXN	240,960,000	Standard Chartered Bank	6/18/25	—	(484,861)
USD	11,719,515	MXN	241,000,000	Standard Chartered Bank	6/18/25	—	(497,373)
USD	14,513,275	MXN	296,506,218	Standard Chartered Bank	6/18/25	—	(517,361)
USD	1,635,249	MYR	7,200,000	Barclays Bank PLC	6/18/25	—	(36,262)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,120,473	MYR	14,000,000	Credit Agricole Corporate and Investment Bank	6/18/25	$ —	$ (129,687)
USD	893,895	MYR	4,000,000	Goldman Sachs International	6/18/25	—	(34,722)
USD	1,789,949	MYR	8,000,000	Goldman Sachs International	6/18/25	—	(67,284)
USD	2,690,362	MYR	12,020,000	Goldman Sachs International	6/18/25	—	(100,132)
USD	2,945,285	MYR	13,179,560	Goldman Sachs International	6/18/25	—	(114,406)
USD	3,278,725	MYR	14,710,000	Goldman Sachs International	6/18/25	—	(136,264)
USD	4,254,557	MYR	19,000,000	Goldman Sachs International	6/18/25	—	(156,374)
USD	9,055,154	MYR	40,060,000	Goldman Sachs International	6/18/25	—	(244,945)
USD	2,234,387	MYR	10,000,000	State Street Bank and Trust Company	6/18/25	—	(87,155)
USD	2,234,138	MYR	10,000,000	State Street Bank and Trust Company	6/18/25	—	(87,405)
USD	3,135,498	MYR	14,000,000	State Street Bank and Trust Company	6/18/25	—	(114,661)
USD	4,523,677	MYR	20,300,000	State Street Bank and Trust Company	6/18/25	—	(189,054)
USD	159	SGD	208	Citibank, N.A.	6/18/25	—	(1)
USD	1,525,316	SGD	2,000,000	Citibank, N.A.	6/18/25	—	(9,729)
USD	2,463,759	SGD	3,229,000	Citibank, N.A.	6/18/25	—	(14,571)
USD	686,682	SGD	900,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(4,088)
USD	732,042	SGD	960,000	Standard Chartered Bank	6/18/25	—	(4,779)
USD	2,288,361	SGD	3,000,000	Standard Chartered Bank	6/18/25	—	(14,206)
USD	3,051,211	SGD	4,000,000	UBS AG	6/18/25	—	(18,879)
USD	2,687,929	THB	89,200,000	Standard Chartered Bank	6/18/25	9,152	—
USD	3,662,883	THB	123,130,000	Standard Chartered Bank	6/18/25	—	(34,851)
USD	8,765,301	THB	295,800,000	Standard Chartered Bank	6/18/25	—	(117,908)
USD	22,525,462	THB	760,160,000	Standard Chartered Bank	6/18/25	—	(303,006)
USD	2,520,166	ZAR	47,130,000	Barclays Bank PLC	6/18/25	—	(4,832)
USD	25,071,190	ZAR	489,598,468	Barclays Bank PLC	6/18/25	—	(1,159,133)
USD	91,600,537	ZAR	1,698,828,790	HSBC Bank USA, N.A.	6/18/25	585,491	—
USD	17,038,833	ZAR	316,003,166	HSBC Bank USA, N.A.	6/18/25	108,909	—
USD	14,520,068	ZAR	269,290,001	HSBC Bank USA, N.A.	6/18/25	92,809	—
USD	7,934,301	ZAR	147,150,000	HSBC Bank USA, N.A.	6/18/25	50,714	—
USD	1,639,518	ZAR	30,000,000	State Street Bank and Trust Company	6/18/25	32,263	—
UYU	65,000,000	USD	1,525,464	Citibank, N.A.	6/18/25	12,264	—
ZAR	712,342,826	USD	36,771,775	Barclays Bank PLC	6/18/25	1,392,115	—
ZAR	19,000,000	USD	1,018,112	Barclays Bank PLC	6/18/25	—	(184)
ZAR	120,125,158	USD	6,378,727	BNP Paribas	6/18/25	56,999	—
ZAR	84,520,000	USD	4,261,854	Citibank, N.A.	6/18/25	266,319	—
ZAR	36,605,535	USD	1,912,945	Goldman Sachs International	6/18/25	48,203	—
ZAR	36,051,819	USD	1,884,008	Goldman Sachs International	6/18/25	47,474	—
ZAR	117,401,203	USD	6,249,190	Goldman Sachs International	6/18/25	40,600	—
ZAR	129,167,923	USD	6,836,235	HSBC Bank USA, N.A.	6/18/25	83,959	—
ZAR	127,214,055	USD	6,732,826	HSBC Bank USA, N.A.	6/18/25	82,689	—
ZAR	1,569,089,819	USD	84,605,036	HSBC Bank USA, N.A.	6/18/25	—	(540,777)
TRY	38,995,738	USD	941,934	Standard Chartered Bank	6/23/25	15,800	—
USD	928,463	TRY	38,995,738	Standard Chartered Bank	6/23/25	—	(29,271)
UZS	4,158,722,000	USD	290,515	Standard Chartered Bank	6/23/25	25,210	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	53,661,234	USD	1,271,593	Standard Chartered Bank	6/24/25	$ 44,917	$ —
USD	1,258,132	TRY	53,661,234	Standard Chartered Bank	6/24/25	—	(58,378)
USD	350,912	EGP	18,942,252	Standard Chartered Bank	6/25/25	—	(13,017)
USD	1,700,131	UZS	23,220,392,000	ICBC Standard Bank plc	6/26/25	—	(61,058)
UZS	23,220,392,000	USD	1,631,218	ICBC Standard Bank plc	6/26/25	129,971	—
USD	464,444	UZS	6,345,228,000	ICBC Standard Bank plc	6/27/25	—	(16,669)
UZS	6,345,228,000	USD	444,655	ICBC Standard Bank plc	6/27/25	36,457	—
USD	466,278	UZS	6,376,348,155	ICBC Standard Bank plc	6/30/25	—	(16,736)
UZS	6,376,348,155	USD	444,655	ICBC Standard Bank plc	6/30/25	38,360	—
USD	3,394,079	UZS	46,430,997,251	ICBC Standard Bank plc	7/1/25	—	(122,002)
UZS	46,430,997,251	USD	3,262,437	ICBC Standard Bank plc	7/1/25	253,644	—
EGP	929,966	USD	16,986	HSBC Bank USA, N.A.	7/8/25	777	—
USD	350,912	EGP	19,065,072	Standard Chartered Bank	7/9/25	—	(13,064)
USD	1,014,708	UZS	13,921,798,000	ICBC Standard Bank plc	7/10/25	—	(36,563)
UZS	13,921,798,000	USD	971,853	Deutsche Bank AG	7/10/25	79,418	—
MXN	244,128,500	USD	11,900,000	JPMorgan Chase Bank, N.A.	7/22/25	421,725	—
MXN	143,843,000	USD	6,730,055	Standard Chartered Bank	7/22/25	530,031	—
USD	7,543,680	MXN	155,000,000	Citibank, N.A.	7/22/25	—	(279,525)
USD	6,745,434	MXN	143,843,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(514,652)
USD	4,335,262	MXN	89,128,500	Standard Chartered Bank	7/22/25	—	(163,257)
KZT	725,055,173	USD	1,375,060	JPMorgan Chase Bank, N.A.	7/30/25	—	(8,710)
KZT	123,716,309	USD	229,015	ICBC Standard Bank plc	8/7/25	3,219	—
EGP	7,514,912	USD	137,661	Goldman Sachs International	8/11/25	3,608	—
EGP	21,283,460	USD	390,021	Citibank, N.A.	8/12/25	9,898	—
USD	2,471,622	UZS	34,454,405,000	ICBC Standard Bank plc	8/29/25	—	(92,776)
UZS	17,227,202,000	USD	1,213,183	ICBC Standard Bank plc	8/29/25	69,016	—
UZS	17,227,203,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	8/29/25	69,016	—
USD	1,235,505	UZS	17,257,532,000	ICBC Standard Bank plc	9/4/25	—	(46,712)
UZS	17,257,532,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	9/4/25	69,033	—
USD	568,282	UZS	7,947,418,000	ICBC Standard Bank plc	9/8/25	—	(21,518)
UZS	7,947,418,000	USD	557,714	Citibank, N.A.	9/8/25	32,086	—
TRY	45,005,579	USD	998,246	Standard Chartered Bank	9/22/25	—	(1,079)
USD	985,876	TRY	45,005,579	Standard Chartered Bank	9/22/25	—	(11,292)
TRY	134,270,849	USD	2,925,314	Standard Chartered Bank	9/26/25	37,195	—
USD	1,504,189	TRY	68,292,227	Standard Chartered Bank	9/26/25	—	(2,589)
USD	1,452,846	TRY	65,978,622	Standard Chartered Bank	9/26/25	—	(2,886)
USD	1,327,444	NGN	2,595,153,000	Goldman Sachs International	10/7/25	—	(167,151)
USD	1,288,366	NGN	2,500,783,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(149,854)
EGP	370,000,000	USD	6,479,860	JPMorgan Chase Bank, N.A.	10/15/25	281,594	—
USD	737,453	EGP	40,523,064	Standard Chartered Bank	10/15/25	—	(3,073)
USD	1,921,925	NGN	3,766,972,180	JPMorgan Chase Bank, N.A.	10/15/25	—	(239,424)
MXN	38,563,500	USD	1,808,718	Bank of America, N.A.	10/24/25	115,317	—
MXN	56,760,000	USD	2,746,009	UBS AG	10/24/25	85,898	—
USD	2,746,222	MXN	56,760,300	Standard Chartered Bank	10/24/25	—	(85,700)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,808,370	MXN	38,563,500	UBS AG	10/24/25	$ —	$ (115,665)
EGP	674,487	USD	12,088	Goldman Sachs International	10/27/25	175	—
TRY	48,344,065	USD	943,840	Standard Chartered Bank	3/23/26	—	(47,699)
USD	911,715	TRY	48,344,065	Standard Chartered Bank	3/23/26	15,573	—
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	211,458	—
TRY	155,918,001	USD	2,925,314	Standard Chartered Bank	3/26/26	—	(43,155)
USD	545,257	TRY	29,225,996	Standard Chartered Bank	3/26/26	5,012	—
USD	2,340,214	TRY	126,692,005	Standard Chartered Bank	3/26/26	—	(1,700)
UZS	14,318,913,000	USD	889,374	Deutsche Bank AG	10/5/26	69,811	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	38,161	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	28,636	—
						$19,484,372	$(14,421,856)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$10,772,000	$5,741
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	10,772,000	(829)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	10,770,000	12,526
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	4,686,000	4,836
					$22,274
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/15/25	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,259,781	$ (6,092)
5/15/25	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,094,122	(138,778)
7/2/25	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	13,465,639	210,427
7/2/25	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	15,855,849	(20,089)
						$45,468
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	6/6/25	$ (8,266,897)	$(163,207)
Euro-Bund	(28)	Short	6/6/25	(4,180,037)	(4,434)
Euro-Buxl	(14)	Short	6/6/25	(1,968,214)	45,042
Euro-Schatz	(45)	Short	6/6/25	(5,483,733)	(28,293)
U.S. 2-Year Treasury Note	(14)	Short	6/30/25	(2,914,078)	(13,180)
U.S. 5-Year Treasury Note	(174)	Short	6/30/25	(18,999,984)	(212,999)
U.S. 10-Year Treasury Note	(87)	Short	6/18/25	(9,763,031)	(77,747)
U.S. Long Treasury Bond	(29)	Short	6/18/25	(3,382,125)	(64,312)
U.S. Ultra 10-Year Treasury Note	(31)	Short	6/18/25	(3,556,766)	(33,578)
					$(552,708)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	$ (492,226)	$ —	$ (492,226)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(1,594,710)	—	(1,594,710)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(531,782)	—	(531,782)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	177,618	—	177,618
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(749,778)	—	(749,778)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(270,551)	—	(270,551)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	57,196	—	57,196
BRL	15,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.52% (pays upon termination)	1/2/29	6,609	—	6,609
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	(33,405)	—	(33,405)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(51,776)	—	(51,776)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	$ (71,663)	$ —	$ (71,663)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(186,315)	—	(186,315)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(84,571)	—	(84,571)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(73,929)	—	(73,929)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(16,922)	—	(16,922)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(3,588)	—	(3,588)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(124,245)	—	(124,245)
CLP	11,447,420	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	(2,532)	—	(2,532)
CLP	514,550	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.33% (pays semi-annually)	12/18/34	(16,113)	—	(16,113)
CLP	477,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.35% (pays semi-annually)	12/18/34	(15,785)	—	(15,785)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,610,825	—	1,610,825
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	247,181	—	247,181
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	825,351	—	825,351
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	180,224	—	180,224
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	181,266	—	181,266
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	465,895	—	465,895
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	311,225	—	311,225
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	184,573	—	184,573

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	$ 159,066	$ —	$ 159,066
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	484,355	—	484,355
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	166,648	—	166,648
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	147,249	—	147,249
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	2,305	—	2,305
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	5,584	—	5,584
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	6,665	—	6,665
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	12,017	—	12,017
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	5,454	—	5,454
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	10,926	—	10,926
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	5,669	—	5,669
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	8,094	—	8,094
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	6,433	—	6,433
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	9,061	—	9,061
CNY	9,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	6,596	—	6,596
CNY	64,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	3/19/30	67,286	—	67,286
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	78,640	—	78,640
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	10,023	—	10,023

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	$ 17,905	$ —	$ 17,905
COP	10,004,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	15,553	(4,300)	11,253
COP	10,004,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(15,292)	—	(15,292)
COP	16,815,980	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/30	(12,280)	—	(12,280)
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(270,225)	—	(270,225)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	309,083	—	309,083
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	163,533	—	163,533
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	107,055	—	107,055
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	882,785	—	882,785
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	3/19/30	46,745	—	46,745
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	6,427	—	6,427
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	33,318	—	33,318
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(143,528)	—	(143,528)
HUF	1,304,600	Pays	6-month HUF BUBOR (pays semi-annually)	6.15% (pays annually)	6/18/30	41,848	—	41,848
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	(89,433)	—	(89,433)
ILS	21,920	Pays	3-month ILS TELBOR (pays quarterly)	3.88% (pays annually)	6/18/30	8,054	—	8,054
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	447,010	—	447,010
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	199,253	—	199,253
INR	866,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	119,893	—	119,893
INR	377,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	52,580	—	52,580
INR	509,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	87,059	—	87,059
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	339,283	—	339,283
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	318,076	—	318,076
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	75,969	—	75,969

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	$ 517,729	$ —	$ 517,729
INR	859,470	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	3/19/30	171,052	—	171,052
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	17,400	—	17,400
INR	194,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	44,503	—	44,503
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	128,769	—	128,769
INR	190,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	43,983	—	43,983
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	35,600	—	35,600
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	207,950	—	207,950
INR	216,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	11,285	—	11,285
INR	131,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	7,092	—	7,092
INR	186,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.78% (pays semi-annually)	6/18/30	17,199	—	17,199
INR	304,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.78% (pays semi-annually)	6/18/30	28,140	—	28,140
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	95,977	—	95,977
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	192,332	—	192,332
KRW	1,683,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	16,553	—	16,553
KRW	3,640,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	39,629	—	39,629
KRW	7,423,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	81,970	—	81,970
KRW	2,969,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	33,809	—	33,809
KRW	2,841,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	42,150	—	42,150
KRW	3,735,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	56,379	—	56,379
KRW	7,495,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	115,075	—	115,075
KRW	9,742,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	87,065	—	87,065

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	3,493,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	$ 31,923	$ —	$ 31,923
KRW	1,062,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(16,559)	—	(16,559)
KRW	1,916,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(36,199)	—	(36,199)
KRW	3,927,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(76,528)	—	(76,528)
KRW	1,566,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(31,535)	—	(31,535)
KRW	1,497,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(39,088)	—	(39,088)
KRW	1,987,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(51,946)	—	(51,946)
KRW	3,975,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(107,145)	—	(107,145)
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	392,866	(12,900)	379,966
MXN	105,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.42% (pays monthly)	3/13/30	159,462	—	159,462
MXN	356,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.88% (pays monthly)	11/24/34	907,610	—	907,610
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(67,131)	—	(67,131)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(63,184)	—	(63,184)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(478,729)	—	(478,729)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(29,365)	—	(29,365)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(199,816)	—	(199,816)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(713,758)	—	(713,758)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	517,404	—	517,404
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	1,267,212	—	1,267,212
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	235,004	—	235,004
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	495,425	—	495,425

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	$ 584,357	$ —	$ 584,357
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	234,765	—	234,765
PLN	9,675	Receives	6-month PLN WIBOR (pays semi-annually)	5.14% (pays annually)	12/18/34	(172,612)	—	(172,612)
PLN	6,053	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	1,089	—	1,089
PLN	23,656	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(18,247)	—	(18,247)
PLN	31,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(41,128)	—	(41,128)
SGD	6,720	Pays	SORA (pays semi-annually)	1.96% (pays semi-annually)	6/18/30	18,161	—	18,161
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(77,627)	—	(77,627)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(47,992)	—	(47,992)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	912,280	—	912,280
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	49,003	—	49,003
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	826,529	—	826,529
THB	60,900	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	48,043	—	48,043
THB	78,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	62,401	—	62,401
THB	164,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	132,381	—	132,381
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(1,943)	—	(1,943)
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(4,395)	—	(4,395)
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(5,943)	—	(5,943)
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(1,747)	—	(1,747)
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(182)	—	(182)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	$ (11)	$ —	$ (11)
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	167	—	167
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	937	—	937
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	2,962	—	2,962
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	39,649	—	39,649
THB	678,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	1,349,358	—	1,349,358
ZAR	114,730	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	6/18/30	47,245	—	47,245
Total						$11,885,878	$(17,200)	$11,868,678
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 388,697
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	544,143
Bank of America, N.A.	MYR	19,879	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	42,135
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(30,359)
BNP Paribas	MYR	16,351	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	35,098
BNP Paribas	MYR	17,080	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	41,567
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	391,500
Citibank, N.A.	MYR	77,049	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	169,540
JPMorgan Chase Bank, N.A.	MYR	21,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	6/18/30	36,021
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	57,590
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	50,219

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	$ 62,880
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	165,402
Total							$1,954,433
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$91,769
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	200,236
				$292,005
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SORA	– Singapore Overnight Rate Average
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna

DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu

RSD	– Serbian Dinar
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $870,177,365)	$836,408,074
Affiliated investments, at value (identified cost $102,423,979)	102,423,979
Cash	8,772,610
Deposits for derivatives collateral:
Centrally cleared derivatives	31,422,832
OTC derivatives	2,080,000
Foreign currency, at value (identified cost $13,906,878)	13,823,165
Interest receivable	20,806,322
Dividends receivable from affiliated investments	486,033
Receivable for investments sold	2,776,011
Receivable for variation margin on open centrally cleared derivatives	1,272,685
Receivable for open forward foreign currency exchange contracts	19,484,372
Receivable for open forward volatility agreements	23,103
Receivable for open swap contracts	2,276,797
Receivable for open non-deliverable bond forward contracts	210,427
Trustees' deferred compensation plan	85,311
Total assets	$1,042,351,721
Liabilities
Cash collateral due to brokers	$2,080,000
Written options outstanding, at value (premiums received $558,393)	312,347
Payable for investments purchased	20,210,824
Payable for variation margin on open futures contracts	59,050
Payable for open forward foreign currency exchange contracts	14,421,856
Payable for open forward volatility agreements	829
Payable for open swap contracts	30,359
Payable for closed swap contracts	43,021
Payable for open non-deliverable bond forward contracts	164,959
Payable to affiliates:
Investment adviser fee	503,422
Trustees' fees	5,190
Trustees' deferred compensation plan	85,311
Accrued foreign capital gains taxes	317,920
Accrued expenses	423,985
Total liabilities	$38,659,073
Net Assets applicable to investors' interest in Portfolio	$1,003,692,648

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$1,955,463
Interest income (net of foreign taxes withheld of $565,286)	48,191,928
Other income	6,750
Total investment income	$50,154,141
Expenses
Investment adviser fee	$3,187,457
Trustees’ fees and expenses	29,395
Custodian fee	646,282
Legal and accounting services	101,001
Interest expense and fees	309,669
Miscellaneous	33,355
Total expenses	$4,307,159
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$66,391
Total expense reductions	$66,391
Net expenses	$4,240,768
Net investment income	$45,913,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(36,797,488)
Written options	104,747
Futures contracts	245,300
Swap contracts	(3,576,392)
Foreign currency transactions	(1,494,672)
Forward foreign currency exchange contracts	(8,448,145)
Non-deliverable bond forward contracts	(1,800,007)
Net realized loss	$(51,766,657)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $123,649)	$29,336,378
Written options	251,570
Forward volatility agreements	22,274
Futures contracts	(992,377)
Swap contracts	17,328,494
Foreign currency	332,637
Forward foreign currency exchange contracts	16,124,075
Non-deliverable bond forward contracts	545,230
Net change in unrealized appreciation (depreciation)	$62,948,281
Net realized and unrealized gain	$11,181,624
Net increase in net assets from operations	$57,094,997

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$45,913,373	$107,112,314
Net realized loss	(51,766,657)	(53,885,994)
Net change in unrealized appreciation (depreciation)	62,948,281	70,970,536
Net increase in net assets from operations	$57,094,997	$124,196,856
Capital transactions:
Contributions	$112,968,400	$234,218,091
Withdrawals	(311,849,762)	(282,950,097)
Net decrease in net assets from capital transactions	$(198,881,362)	$(48,732,006)
Net increase (decrease) in net assets	$(141,786,365)	$75,464,850
Net Assets
At beginning of period	$1,145,479,013	$1,070,014,163
At end of period	$1,003,692,648	$1,145,479,013

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.87%(2)(3)	0.86%(3)	0.73%	0.76%	0.75%	0.79%
Net expenses	0.86%(2)(3)(4)	0.86%(3)(4)	0.72%(4)	0.76%(4)	0.75%	0.79%
Net investment income	9.36%(2)	8.66%	6.43%	6.43%	4.98%	5.79%
Portfolio Turnover	33%(5)	85%	67%	33%	56%	56%
Total Return	6.40%(5)	11.30%	15.00%	(20.12)%	1.48%	0.08%
Net assets, end of period (000’s omitted)	$1,003,693	$1,145,479	$1,070,014	$958,731	$1,561,621	$1,253,935
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.06% and 0.12% of average daily net assets for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 86.4%, 13.1% and 0.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
O  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
P  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
Q  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
R  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $3,187,457 or 0.65% (annualized) of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $66,391 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $246,778,516 and $413,469,700, respectively, for the six months ended April 30, 2025.

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$979,955,045
Gross unrealized appreciation	$80,902,127
Gross unrealized depreciation	(98,906,613)
Net unrealized depreciation	$(18,004,486)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward volatility agreements, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, interest rate swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $14,930,350. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,931,632 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$775,462	$ —	$775,462
Not applicable	17,739,275*	19,064,379*	36,803,654
Receivable for open forward foreign currency exchange contracts	19,484,372	—	19,484,372
Receivable for open forward volatility agreements	23,103	—	23,103
Receivable for open swap contracts	—	2,276,797	2,276,797
Receivable for open non-deliverable bond forward contracts	—	210,427	210,427
Total Asset Derivatives	$38,022,212	$21,551,603	$59,573,815
Derivatives not subject to master netting or similar agreements	$17,739,275	$19,064,379	$36,803,654
Total Asset Derivatives subject to master netting or similar agreements	$20,282,937	$2,487,224	$22,770,161
Written options outstanding, at value	$(312,347)	$ —	$(312,347)
Not applicable	(13,001,088)*	(7,731,209)*	(20,732,297)
Payable for open forward foreign currency exchange contracts	(14,421,856)	—	(14,421,856)
Payable for open forward volatility agreements	(829)	—	(829)
Payable for open swap contracts	—	(30,359)	(30,359)
Payable for open non-deliverable bond forward contracts	—	(164,959)	(164,959)
Total Liability Derivatives	$(27,736,120)	$(7,926,527)	$(35,662,647)
Derivatives not subject to master netting or similar agreements	$(13,001,088)	$(7,731,209)	$(20,732,297)
Total Liability Derivatives subject to master netting or similar agreements	$(14,735,032)	$(195,318)	$(14,930,350)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$1,407,329	$(154,642)	$(1,118,623)	$ —	$134,064	$ —
Barclays Bank PLC	3,843,442	(2,083,920)	—	(1,600,000)	159,522	1,600,000
BNP Paribas	323,025	(30,359)	(238,552)	—	54,114	—
Citibank, N.A.	1,260,496	(818,143)	—	—	442,353	—
Deutsche Bank AG	315,659	(76,964)	—	(220,000)	18,695	220,000

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Goldman Sachs International	$1,413,175	$(1,413,175)	$ —	$ —	$ —	$ —
HSBC Bank USA, N.A.	1,238,277	(621,023)	(526,989)	—	90,265	—
ICBC Standard Bank plc	763,656	(562,338)	—	(201,318)	—	260,000
JPMorgan Chase Bank, N.A.	3,182,726	(3,182,726)	—	—	—	—
Societe Generale	697,670	—	(638,186)	—	59,484	—
Standard Chartered Bank	7,623,989	(5,005,356)	—	—	2,618,633	—
State Street Bank and Trust Company	419,868	(419,868)	—	—	—	—
UBS AG	280,849	(148,419)	(110,643)	—	21,787	—
	$22,770,161	$(14,516,933)	$(2,632,993)	$(2,021,318)	$3,598,917	$2,080,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(154,642)	$154,642	$ —	$ —	$ —	$ —
Barclays Bank PLC	(2,083,920)	2,083,920	—	—	—	—
BNP Paribas	(30,359)	30,359	—	—	—	—
Citibank, N.A.	(818,143)	818,143	—	—	—	—
Credit Agricole Corporate and Investment Bank	(129,687)	—	129,687	—	—	—
Deutsche Bank AG	(76,964)	76,964	—	—	—	—
Goldman Sachs International	(1,624,218)	1,413,175	167,585	—	(43,458)	—
HSBC Bank USA, N.A.	(621,023)	621,023	—	—	—	—
ICBC Standard Bank plc	(562,338)	562,338	—	—	—	—
JPMorgan Chase Bank, N.A.	(3,197,006)	3,182,726	—	—	(14,280)	—
Standard Chartered Bank	(5,005,356)	5,005,356	—	—	—	—
State Street Bank and Trust Company	(478,275)	419,868	—	—	(58,407)	—
UBS AG	(148,419)	148,419	—	—	—	—
	$(14,930,350)	$14,516,933	$297,272	$ —	$(116,145)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$2,080,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(641,005)	$(109,852)	$(750,857)
Written options	104,747	—	104,747
Futures contracts	—	245,300	245,300
Swap contracts	—	(3,576,392)	(3,576,392)
Forward foreign currency exchange contracts	(8,448,145)	—	(8,448,145)
Non-deliverable bond forward contracts	—	(1,800,007)	(1,800,007)
Total	$(8,984,403)	$(5,240,951)	$(14,225,354)
Change in unrealized appreciation (depreciation):
Investments(1)	$175,964	$109,830	$285,794
Written options	251,570	—	251,570
Forward volatility agreements	22,274	—	22,274
Futures contracts	—	(992,377)	(992,377)
Swap contracts	—	17,328,494	17,328,494
Forward foreign currency exchange contracts	16,124,075	—	16,124,075
Non-deliverable bond forward contracts	—	545,230	545,230
Total	$16,573,883	$16,991,177	$33,565,060
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$34,177,000	$3,263,040,000	$5,286,000	$49,012,000	$8,056,000	$1,444,590,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $96,660,000 and $50,666,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2025. For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $10,162,000 and 4.99%, respectively.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $102,423,979, which represents 10.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,727,085	$486,088,320	$(389,391,426)	$ —	$ —	$102,423,979	$1,955,463	102,423,979
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 48,401,334	$ —	$ 48,401,334
Loan Participation Notes	—	—	12,648,800	12,648,800
Sovereign Government Bonds	—	620,155,915	—	620,155,915
Short-Term Investments:
Affiliated Fund	102,423,979	—	—	102,423,979
Sovereign Government Securities	—	36,263,506	—	36,263,506
U.S. Treasury Obligations	—	118,163,057	—	118,163,057
Purchased Currency Options	—	775,462	—	775,462
Total Investments	$102,423,979	$823,759,274	$12,648,800	$938,832,053
Forward Foreign Currency Exchange Contracts	$ —	$ 37,223,647	$ —	$ 37,223,647
Forward Volatility Agreements	—	23,103	—	23,103
Non-Deliverable Bond Forward Contracts	—	210,427	—	210,427
Futures Contracts	45,042	—	—	45,042
Swap Contracts	—	21,296,134	—	21,296,134
Total	$102,469,021	$882,512,585	$12,648,800	$997,630,406

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (312,347)	$ —	$ (312,347)
Forward Foreign Currency Exchange Contracts	—	(27,422,944)	—	(27,422,944)
Forward Volatility Agreements	—	(829)	—	(829)
Non-Deliverable Bond Forward Contracts	—	(164,959)	—	(164,959)
Futures Contracts	(597,750)	—	—	(597,750)
Swap Contracts	—	(7,163,818)	—	(7,163,818)
Total	$ (597,750)	$(35,064,897)	$ —	$(35,662,647)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EEIAX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025